Principal Accounting Policies - Property, equipment and software (Details)	Dec. 31, 2025
Building | Equal to or more than
Property, Equipment and Software
Estimated useful lives of assets	20 years
Building | Less than
Property, Equipment and Software
Estimated useful lives of assets	30 years
Decoration
Property, Equipment and Software
Estimated useful lives of assets	5 years
Leasehold improvements
Property, Equipment and Software
Estimated useful lives of assets	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Furniture, fixtures, office and other equipment | Equal to or more than
Property, Equipment and Software
Estimated useful lives of assets	3 years
Furniture, fixtures, office and other equipment | Less than
Property, Equipment and Software
Estimated useful lives of assets	20 years
Vehicles
Property, Equipment and Software
Estimated useful lives of assets	5 years
Servers and computers | Equal to or more than
Property, Equipment and Software
Estimated useful lives of assets	3 years
Servers and computers | Less than
Property, Equipment and Software
Estimated useful lives of assets	5 years
Software | Equal to or more than
Property, Equipment and Software
Estimated useful lives of assets	3 years
Software | Less than
Property, Equipment and Software
Estimated useful lives of assets	5 years